Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Information technology (IT) and safety are critical to the online trading platforms and operating activities of the Company as they are subject to security threats and increasingly sophisticated cyber-attacks. As a result, we have policies and processes in place to assess, identify, and manage the strategic and operational IT-related risks as an integrated part of our overall risk management system. The Company uses layers of personnel and management team to centralize the control of the cybersecurity management, including the board of director, executive officer, risk control department, and cybersecurity staffs. The cybersecurity staffs use various technologies to supervise the online activities, keep a journal and records of the abnormal or major activities, detect and discover potential threats and bugs. The risk control department will assess and manage the cyber risks with make regular evaluations to understand the discoveries by the cybersecurity staffs and take appropriate actions to eliminate such threats to the cybersecurity of the Company. The Company has not engaged any third-party assessors, consultants, auditors, or other third parties in connection with any such processes. The Company has set up the password requirement, control of authorization on a need to know basis, categorize sensitive information so that they can be managed and transmitted at different security levels. Other than those, the Company currently does not have processes to oversee and identify the risks from cybersecurity threats associated with its use of any third-party service provider. As of date of this report, there has been no previous cybersecurity incidents, have materially affected the Company yet. The Board is responsible for the oversight of risks from cybersecurity threats. The cybersecurity staff will report any material threats, risks and incidents to the IT manager, then the IT manager will report to Chief Executive Officer who will report to the Board. The Company has adopted Cybersecurity Management Policy so that suspicious activities or incidents can be quickly identified and reported through the system to the appropriate management team. According to the policy, the cybersecurity staff will evaluate and manage the weakness, events, alerts and incidents and escalated material events to IT manager, then Chief Executive Officer, or the Board if necessary. Mr. Wenyong Ding has served as our IT Manager since August 2018 and has related cybersecurity manage experiences and expertise. From April 2015 to July 2018, Mr. Ding was served as Software Project Manager of Nanjing Culture and Artwork Property Exchange Co., Ltd. From September 2013 to March 2015, Mr. Ding was a Senior Software Engineer at Shanghai Baison Software Co., Ltd. From August 2012 to September 2013, Mr. Ding was a Software Engineer at Shanghai Tansi Computer Systems Co., Ltd. From July 2011 to July 2012, Mr. Ding worked as a Software Engineer at Shanghai Heyi Logistics Co., Ltd. From June 2009 to June 2011, Mr. Ding was a Software Engineer at Shanghai Shenlong Computer Technology Co., Ltd. Mr. Ding received his bachelor’s degree of network engineering from Yancheng Teachers University in 2009.

Cybersecurity Risk Management Processes Integrated [Text Block]	operational IT-related risks as an integrated part of our overall risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company has set up the password requirement, control of authorization on a need to know basis, categorize sensitive information so that they can be managed and transmitted at different security levels.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of date of this report, there has been no previous cybersecurity incidents, have materially affected the Company yet.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board is responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board is responsible for the oversight of risks from cybersecurity threats. The cybersecurity staff will report any material threats, risks and incidents to the IT manager, then the IT manager will report to Chief Executive Officer who will report to the Board.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Company has adopted Cybersecurity Management Policy so that suspicious activities or incidents can be quickly identified and reported through the system to the appropriate management team. According to the policy, the cybersecurity staff will evaluate and manage the weakness, events, alerts and incidents and escalated material events to IT manager, then Chief Executive Officer, or the Board if necessary. Mr. Wenyong Ding has served as our IT Manager since August 2018 and has related cybersecurity manage experiences and expertise
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	According to the policy, the cybersecurity staff will evaluate and manage the weakness, events, alerts and incidents and escalated material events to IT manager, then Chief Executive Officer, or the Board if necessary. Mr. Wenyong Ding has served as our IT Manager since August 2018 and has related cybersecurity manage experiences and expertise.